Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The detail information of the subsidiaries at the end of reporting period was as follows:

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2018	2019	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent	28	28	a)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	57	57	b)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100
	Prime Asia Investments Group Ltd. (B.V.I.) (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Software design services, internet contents production and play, and motion picture production and distribution	56	56	c)
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	51	51
	Honghwa International Co., Ltd. (“HHI”)	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	75	75
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	100	100	d)

(Continued)

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2018	2019	Note
	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identify services	80	80
Senao International Co., Ltd.	Senao International (Samoa) Holding Ltd. (“SIS”)	International investment	100	100
	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	93	93	e)
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	Senyoung Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	100	100
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
	Youyi Co., Ltd. (“Youyi”)	Maintenance of information and communication technologies products	100	100
Aval Technologies Co., Ltd. (“Aval”)	Wiin Technology Co., Ltd. (“Wiin”)	Sale of information and communication technologies products	—	100	f)
Senyoung Insurance Agent Co., Ltd.	Senaolife Insurance Agent Co., Ltd. (“Senaolife”)	Life insurance services	—	100	g)
Light Era Development Co., Ltd.	Taoyuan Asia Silicon Valley Innovation Co., Ltd. (“TASVI”)	Development of real estate	60	—	h)
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49
Chunghwa System Integration Co., Ltd.	Concord Technology Co., Ltd. (“Concord”)	Investment	—	—	i)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	34	34	j)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100
Senao International (Samoa) Holding Ltd.	Senao International HK Limited (“SIHK”)	International investment	100	100

(Continued)

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2018	2019	Note
Senao International HK Limited	Senao Trading (Fujian) Co., Ltd. (“STF”)	Sale of information and communication technologies products	100	—	k)
	Senao International Trading (Shanghai) Co., Ltd. (“SITS”)	Sale of information and communication technologies products	100	100
	Senao International Trading (Shanghai) Co., Ltd. (“SEITS”)	Maintenance of information and communication technologies products	—	—	l)
	Senao International Trading (Jiangsu) Co., Ltd. (“SITJ”)	Sale of information and communication technologies products	100	—	m)
Prime Asia Investments Group Ltd. (B.V.I.)	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Hsingta Co., Ltd. (“CHC”)	Chunghwa Telecom (China) Co., Ltd. (“CTC”)	Integrated information and communication solution services for enterprise clients, and intelligent energy network service	100	100
	Jiangsu Zhenhua Information Technology Company, LLC. (“JZIT”)	Providing intelligent energy saving solution and intelligent buildings services	—	—	n)
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100
	Su Zhou Precision Test Tech. Ltd. (“SZPT”)	Assembly processed of circuit board, design of printed circuit board and related consultation service	—	100	o)

(Concluded)

a)

SENAO transferred its treasury stock to employees in June 2018 and the Company’s ownership interest in SENAO decreased to 28.18% as of December 31, 2018 and 2019.  As Chunghwa continues to control over half of the seats of the Board of Directors of SENAO (six out of eleven seats as of December 31, 2019) through the support of large beneficial stockholders, the accounts of SENAO are included in the consolidated financial statements.

b)

CHIEF issued new shares in March and November 2018, and March and November 2019, as its employees exercised their options.  In addition, Chunghwa and CHI disposed some shares of CHIEF in May 2018 before CHIEF traded its shares on the General Stock Market of the Taipei Exchange according to the local requirements.  Furthermore, Chunghwa and CHI did not participate in the capital increase of CHIEF in June 2018.  Therefore, the Company’s ownership interest in CHIEF decreased to 60.23% and 59.75% as of December 31, 2018 and 2019, respectively.

c)	SHE reduced 19.72% of its capital to offset accumulated deficits in December 2019 and the Company’s ownership interest in SHE remained the same.
d)	The Company increased its investment in CHTT proportionally in October 2019 and the Company’s ownership interest in CHTT remained the same.
e)	SENAO subscribed for all the shares in the capital increase of Youth in December 2018. Therefore, the Company’s ownership interest in Youth increased from 89% to 93%.
f)	Aval invested 100% equity shares of Wiin Technology Co., Ltd. (“Wiin”) in September 2019.
g)	SENYOUNG invested 100% equity shares of Senaolife Insurance Agent Co., Ltd. (“Senaolife”) in November 2019.
h)	LED invested 60% equity shares of Taoyuan Asia Silicon Valley Innovation Co., Ltd. (“TASVI”) in March 2018. TASVI completed its liquidation in September 2019.
i)	Concord completed its liquidation in January 2018.
j)

CHI disposed some shares of CHPT from April to August 2018.  Therefore, its ownership interest in CHPT decreased to 34.25% as of December 31, 2018 and 2019.  However, considering the absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders, the management concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.

k)	STF completed its liquidation in May 2019.
l)	SEITS completed its liquidation in March 2018.
m)	SITJ completed its liquidation in March 2019.
n)	JZIT completed its liquidation in December 2018.
o)	CHPT (International) invested 100% equity shares of Su Zhou Precision Test Tech. Ltd. (“SZPT”) in October 2019.

Detailed Information of Equity Transactions

The detailed information of the equity transactions for the years ended December 31, 2017, 2018 and 2019 was as follows:

	Year Ended December 31
	2017
	CHI Did Not Participate in the Capital Increase of CHPT	SENAO Transferred its Treasury Stock	Chunghwa and CHI Disposed Some Shares of CHIEF
	NT$	NT$
		(In Millions)
Cash consideration received from (paid to) Noncontrolling interests	$2,552	$164	$106
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(1,750)	(137)	(29)
Differences arising from equity transactions	$802	$27	$77

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$—	$—	$77
Additional paid-in capital - arising from changes in equities of subsidiaries	$802	$27	$—

	Year Ended December 31
	2018
	SENAO not Proportionately participating in the Capital Increase of Youth	SENAO Transferred its Treasury Stock	CHI Disposed Some Shares of CHPT	Chunghwa and CHI Did Not Participate in the Capital Increase of CHIEF	Chunghwa and CHI Disposed Some Shares of CHIEF	Share-Based Payment of CHIEF
	NT$	NT$	NT$	NT$		NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$—	$327	$1,042	$1,477	$133	$35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	—	(272)	(330)	(700)	(19)	(24)
Differences arising from equity transactions	$—	$55	$712	$777	$114	$11

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$—	$—	$712	$—	$114	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$55	$—	$777	$—	$11

Year Ended December 31
2019
CHIEF Share-Based Payment
NT$
(In Millions)
Cash consideration received from noncontrolling interests	$19
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(20)
Differences arising from equity transactions	$(1)

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$(1)

Less than wholly owned subsidiaries that have material noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2018	2019
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2017	2018	2019	2018	2019
	NT$	NT$	NT$	NT$	NT$
		(In Millions)
SENAO	$592	$326	$291	$4,108	$4,146
CHPT	$431	$477	$414	4,022	4,217
Individually immaterial subsidiaries with noncontrolling interests				1,727	1,752
				$9,857	$10,115

Summarized Financial Information Before Intercompany Eliminations	The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Current assets	$7,041	$6,751
Noncurrent assets	$2,527	$3,173
Current liabilities	$3,757	$3,637
Noncurrent liabilities	$164	$590
Equity attributable to the parent	$1,539	$1,551
Equity attributable to noncontrolling interests	$4,108	$4,146

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$36,038	$31,540	$29,131
Costs and expenses	35,200	31,081	28,725
Profit for the year	$838	$459	$406

Profit attributable to the parent	$246	$133	$115
Profit attributable to noncontrolling interests	592	326	291
Profit for the year	$838	$459	$406

Other comprehensive income (loss) attributable to the parent	$3	$(2)	$(7)
Other comprehensive income (loss) attributable to noncontrolling interests	(17)	(10)	22
Other comprehensive income (loss) for the year	$(14)	$(12)	$15

Total comprehensive income attributable to the parent	$249	$131	$108
Total comprehensive income attributable to noncontrolling interests	575	316	313
Total comprehensive income for the year	$824	$447	$421

Net cash flow from operating activities	$1,081	$696	$538
Net cash flow from investing activities	(57)	(13)	235
Net cash flow from financing activities	(897)	(491)	(718)
Effect of exchange rate changes on cash and cash equivalents	(2)	1	—
Net cash inflow	$125	$193	$55

Dividends paid to noncontrolling interests	$703	$587	$269
The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Current assets	$4,417	$3,710
Noncurrent assets	$2,779	$4,044
Current liabilities	$1,076	$1,316
Noncurrent liabilities	$1	$22
Equity attributable to CHI	$2,097	$2,199
Equity attributable to noncontrolling interests	$4,022	$4,217

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$3,127	$3,299	$3,404
Costs and expenses	2,402	2,549	2,775
Profit for the year	$725	$750	$629

Profit attributable to CHI	$294	$273	$215
Profit attributable to noncontrolling interests	431	477	414
Profit for the year	$725	$750	$629

Other comprehensive loss attributable to CHI	$(1)	$—	$(1)
Other comprehensive loss attributable to noncontrolling interests	(2)	—	(2)
Other comprehensive loss for the year	$(3)	$—	$(3)

Total comprehensive income attributable to CHI	$293	$273	$214
Total comprehensive income attributable to noncontrolling interests	429	477	412
Total comprehensive income for the year	$722	$750	$626

Net cash flow from operating activities	$1,052	$862	$507
Net cash flow from investing activities	(639)	(733)	(1,426)
Net cash flow from financing activities	2,306	(328)	(349)
Effect of exchange rate changes on cash and cash equivalents	(4)	1	(5)
Net cash inflow (outflow)	$2,715	$(198)	$(1,273)

Dividends paid to noncontrolling interests	$146	$210	$216